Cover	Jan. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2026
Entity File Number	000-56755
Entity Registrant Name	CNL STRATEGIC RESIDENTIAL CREDIT, INC.
Entity Central Index Key	0002066337
Entity Tax Identification Number	33-3001463
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	CNL Center at City Commons
Entity Address, Address Line Two	450 South Orange Avenue
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	(407)
Local Phone Number	650-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false